Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (712,410)	$ (701,463)	$ (4,506,466)	$ (9,932,620)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	429,990	363,141	1,576,457	1,431,816
Amortization of debt discount and issuance cost	16,982	18,841
Gain on sale of building	1,831		(205,146)
Amortization of right-of-use assets	917,614	715,633	3,273,597	2,570,202
Write-down of obsolete and slow-moving inventory	596,423	743,419	2,491,934	2,471,653
Loss on debt extinguishment	7,500		1,888,889
Non-cash interest expense			32,500	32,000
Change in contingent consideration				(774,900)
Loss on vendor settlement				91,291
Change in allowance for credit losses			12,925	15,425
Impairment of goodwill				6,104,000
Changes in operating assets and liabilities:
Accounts receivable	38,636	(38,102)	(394,517)	(88,366)
Inventories	(1,193,166)	(691,628)	(2,375,226)	(2,032,996)
Prepaid expenses and vendor deposits	222,757	2,297	(300,118)	(92,016)
Other current assets	(169,620)	(28,986)	27,036	140,801
Due to related party	(2,399)	(948,083)	(2,440,094)	(1,416,638)
Other assets	15,192	(7,420)	(76,317)	(16,090)
Accounts payable and accrued expenses	1,840,093	(1,269,675)	1,178,624	1,430,867
Contract liabilities	(38,881)	(27,597)	(127,057)	(21,604)
Lease liabilities	(877,794)	(678,946)	(3,121,863)	(2,438,179)
NET CASH USED IN OPERATING ACTIVITIES	1,092,748	(2,548,569)	(3,064,842)	(2,525,354)
INVESTING ACTIVITIES
Payment for acquisition			(5,475,000)	(750,000)
Proceeds from sale of Saugerties, NY building			749,000
Purchases of property and equipment	(127,419)	(74,220)	(251,793)	(179,623)
NET CASH USED IN INVESTING ACTIVITIES	(127,419)	(74,220)	(4,977,793)	(929,623)
FINANCING ACTIVITIES
Proceeds from security purchase agreement		1,700,000	1,700,000
Principal payments on loan payable	(262,799)	(171,752)	(2,535,758)	(558,095)
Proceeds from acquisition loan			7,500,000
Proceeds from initial public offering (IPO)			4,000,000
Payment for IPO-related cost			(1,420,000)
Investment from parent company		695,207	1,736,412	3,415,081
Due to related party	(966,584)		(2,306,016)
Proceeds from warrant exercised			1,889
NET CASH PROVIDED BY FINANCING ACTIVITIES	(1,229,383)	2,223,455	8,676,527	2,856,986
NET INCREASE (DECREASE) IN CASH	(264,054)	(399,334)	633,892	(597,991)
CASH — BEGINNING OF PERIOD	2,056,472	1,422,580	1,422,580	2,020,571
CASH — END OF PERIOD	1,792,418	1,023,246	2,056,472	1,422,580
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	298,324	103,072	816,151	199,705
Cash paid for income tax
NON-CASH INVESTING AND FINANCING ACTIVITIES
Debt to equity conversion	450,000
Promissory note related to acquisition			1,825,000	718,000
Right-of-use assets obtained in exchange for operating lease liabilities			$ 4,609,608	$ 1,325,409